Semiannual Report

June 30, 2002

T. Rowe Price
Equity Index 500 Portfolio

Dear Investor

Despite an improvement in economic growth and continued low interest rates, U.S. stocks extended last year's decline into the first half of 2002. Investor sentiment was poor amid lackluster corporate earnings, fears of another terrorist attack against the U.S., increased tensions in the Middle East and southern Asia, and reports of regulators investigating several companies for questionable accounting practices.

  Performance Comparison

  Periods Ended 6/30/02                          6 Months              12 Months
  ------------------------------------------------------------

  Equity Index 500 Portfolio                      -13.43%                -18.33%

  S&P 500 Stock Index                             -13.16                 -17.99

  Your portfolio returned -13.43% in the last six months and -18.33% for the one-year period ended June 30, 2002. As shown in the table, the portfolio closely tracked but slightly lagged the S&P 500 Stock Index in both periods. The portfolio usually trails the index marginally because of its annual operating and management expenses.

Market Environment

  The economy changed dramatically over the past six months, moving from recession to expansion as signs of recovery emerged at the beginning of 2002. The 6.1% annualized GDP growth rate in the first quarter was driven primarily by an end to the inventory liquidation cycle, which supported production and employment trends. At the same time, corporate cost-cutting and strong productivity gains improved profit margins and prospects for corporate profits. With inflation subdued, the Federal Reserve kept the federal funds target rate steady at 1.75% - a 40-year low - to encourage the budding recovery.

  In the first three months of the year, stocks generally rose amid optimism about the improving economy. However, larger issues overshadowed the economic recovery in the second quarter, such as continued sluggish corporate earnings growth, escalating Israeli-Palestinian violence, the possibility of war between nuclear rivals India and Pakistan, and the threat of new terrorist attacks against the U.S. In addition, following the collapse of energy-trader Enron, investors were quick to discard shares of companies whose bookkeeping was suspected as being anything less than honest and transparent. By June 30, several major stock indexes had retreated to levels not seen since the weeks following September 11.

  Continuing a trend that prevailed last year, small- and mid-cap stocks performed better than their larger peers in the last six months - a phenomenon often observed at the end of a recession. Another trend that remained intact was the dominance of value stocks over their growth counterparts. The degree of outperformance, however, was greatest in the small-cap segment.

  Initial public offerings were far from plentiful in the last six months, and, except for the highly controversial acquisition of Compaq by Hewlett-Packard, merger and acquisition activity remained subdued. Several relatively new companies with heavy debt burdens and poor credit ratings - particularly in the telecommunications industry - filed for Chapter 11 bankruptcy protection in the last six months, while others fought to stay solvent by shedding assets, raising capital, tapping lines of credit, and reorganizing.

Sector Performance

  The consumer staples sector, particularly food and beverage companies and makers of various household products - including Coca-Cola and Procter & Gamble - was robust in the difficult environment of the last six months. In the consumer discretionary sector, automobile manufacturers, fast food restaurants, and retailers performed well, but Wal-Mart was flat and Home Depot declined 28%.

  Sector Diversification

                                                 Percent of Equities
                                                       as of 6/30/02
  --------------------------------------------

  Consumer Discretionary                                       13.5%

  Consumer Staples                                               9.8

  Energy                                                         7.5

  Financials                                                    19.5

  Health Care                                                   13.6

  Industrials and Business Services                             10.8

  Information Technology                                        13.8

  Materials                                                      3.2

  Telecommunication Services                                     4.0

  Trusts                                                         1.3

  Utilities                                                      3.0

  Total                                                       100.0%

  Financial stocks, supported by continued low interest rates, generally rose in the last six months, but gains were not uniform. In the banking and insurance groups, smaller entities produced good returns, but industry giants Citigroup and American International Group declined 23% and 14%, respectively. Brokerage stocks fell more than 20% amid unfriendly market conditions.

  Among natural resource companies, small oil drilling firms tracked a surge in oil prices, but large integrated U.S. oil companies were flat. Gold mining shares vaulted higher as gold prices climbed due to a weakening U.S. dollar, diminished confidence in U.S. businesses, and fears of military conflicts overseas.

  Although heightened military activity and the U.S.-led global war on terrorism were very supportive for U.S. defense stocks, they weighed heavily on higher-risk market segments, particularly the information technology sector. Tech companies posted double-digit declines in the last six months amid overcapacity and tepid demand, while telecommunication services stocks suffered from the same ailments, plus heavy debt burdens and credit downgrades. One of the worst performers in this group was long-distance carrier WorldCom, which plunged more than 90% - and that was before the company admitted in late June that fraudulent accounting had inflated the company's profits for the last five quarters.

  Health care stocks generally declined in the last six months. Large-cap pharmaceutical companies fell sharply, as prospects dimmed for new blockbuster drugs over the next few years. Biotechnology shares also tumbled, but health care providers and service companies rose strongly.

Portfolio Review

  The information technology sector continued its seemingly inexorable decline in the last six months and represented about 14% of the portfolio's equities at the end of June. Tech stocks detracted the most from fund performance, particularly bellwethers Intel, Microsoft, and IBM.

  Health care was the fund's third-largest sector and third-largest detractor to performance. Stocks of large-cap pharmaceutical companies fell amid political scrutiny of their pricing of drugs and profitability, and Bristol-Myers Squibb
  - which reported a sharp drop in sales and earnings due to competition from generic drugs - was one of our weakest holdings.

  The financials sector remained the largest sector in the last six months. Bank of America, Wells Fargo, and Wachovia were among our top contributors to performance. The sector generally performed well, but Citigroup - one of the largest components of the S&P 500 Index - was one of our biggest detractors. The company's earnings were hurt by its exposure to Argentina, whose economy and currency collapsed at the beginning of the year, and to several U.S. corporations that are having difficulties repaying loans.

  Portfolio Characteristics
                                                        Equity Index
  As of 6/30/02                                        500 Portfolio
  --------------------------------------------

  Market Cap (Investment-
  Weighted Median)                                     $45.2 billion

  Earnings Growth Rate
  Estimated Next 5 Years*                                      13.6%

  P/E Ratio (Based on Next 12
  Months' Estimated Earnings)*                                 18.2X

     * Source data: IBES. Forecasts are in no way indicative of future investment returns.

  GE, the second-largest U.S. company in terms of market capitalization, was our weakest holding in the last six months. The company fell in sympathy with, though not as sharply as, Tyco International, another large conglomerate in the industrials and business services category known for growing through aggressive acquisitions. Tyco was toppled by several factors, including an aborted plan to break up the company into four parts, weaker-than-expected earnings growth, and renewed questions about its accounting practices. (The company had been investigated and cleared by the SEC in 2000.)

  There were only 10 changes to the S&P 500 Index in the last six months. Among the companies joining the index were energy concern BJ Services; financial companies ACE Limited, Marshall & Ilsley, and First Tennessee National; and Simon Property Group, a real estate investment trust (REIT). Leaving the index were, among others, Kmart, which filed for bankruptcy protection; WorldCom; and U.S. Air, which is seeking loan guarantees from the federal government to avoid bankruptcy.

Outlook

  The recent performance of the stock market seems like a reverse image of the euphoric period that abruptly ended in March 2000. The only similarity is that companies with good business fundamentals are again being ignored or discarded. While this is discouraging, we know that it cannot continue indefinitely. The economy is growing again, consumer spending has remained strong, the Federal Reserve will probably refrain from raising short-term rates for at least several more months, and corporate earnings are poised to improve. In addition, the implementation of accounting reforms and the increased scrutiny and pressure on auditors following the implosion of several former highfliers should lead to cleaner and clearer financial reporting, helping to boost investor confidence. These factors should eventually lead to better market performance.

  Large-cap stocks have lagged their smaller counterparts for some time, particularly growth issues, and index funds - because they are heavily influenced by their largest components - have suffered more than the average stock. Because it is virtually impossible to know when performance patterns will change, it is important to remain well diversified to benefit from the stocks and sectors that perform best. The Equity Index 500 Portfolio provides such diversification and will continue to do so by closely tracking the S&P 500 Index, regardless of which market segments are in favor.

  Respectfully submitted,

  Richard T. Whitney
  Chairman of the portfolio's Investment Advisory Committee
  July 16, 2002

  The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the portfolio's investment program.

Portfolio Highlights
Twenty-Five Largest Holdings
                                                    Percent of
                                                    Net Assets
                                                       6/30/02
------------------------------------------------

Microsoft                                                 3.2%

GE                                                         3.2

Exxon Mobil                                                3.1

Wal-Mart                                                   2.7

Pfizer                                                     2.4

Citigroup                                                  2.2

American International Group                               1.9

Johnson & Johnson                                          1.7

Coca-Cola                                                  1.5

Intel                                                      1.3

IBM                                                        1.3

  S&P Depository Receipts Trust                            1.3

Royal Dutch Petroleum                                      1.3

Procter & Gamble                                           1.3

Merck                                                      1.3

Bank of America                                            1.2

Verizon Communications                                     1.2

SBC Communications                                         1.1

Cisco Systems                                              1.1

Philip Morris                                              1.0

ChevronTexaco                                              1.0

Home Depot                                                 0.9

Wells Fargo                                                0.9

PepsiCo                                                    0.9

Viacom                                                     0.8
------------------------------------------------

Total                                                    39.8%
------------------------------------------------

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.

Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Equity Index 500 Portfolio

                              S&P 500 Equity Index
                        Stock Index              500 Portfolio

12/29/2000                   10,000                     10,000
03/31/2001                    8,814                      8,830
06/30/2001                    9,330                      9,341
09/30/2001                    7,961                      7,976
12/31/2001                    8,811                      8,812
06/30/2002                    7,652                      7,629

Average Annual Compound Total Return

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Equity Index 500 Portfolio
Periods Ended 6/30/02

                                                         Since         Inception
1 Year       5 Years            10 Years             Inception              Date
----------------------------------------------------------------

-18.33%            -                   -               -16.51%          12/29/00

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

Portfolio Highlights
The Evolving S&P 500 Index
Changes in the index in 2002

ADDITIONS
--------------------------

Simon Property Group
Apollo Group
BJ Services
American Standard
First Tennessee National
Marshall & Ilsley
Rational Software
ACE Limited
MeadWestvaco
Plum Creek Timber

DELETIONS
--------------------------

Conexant Systems
WorldCom
USAir
Sapient
Compaq Computer
Willamette Industries
Niagara Mohawk
Westvaco
Mead
Kmart

Financial Highlights
T. Rowe Price Equity Index 500 Portfolio
June 30, 2002 (Unaudited)

                                  For a share outstanding throughout each period
                                 -----------------------------------------------

                                               6 Months                 12/29/00
                                                  Ended                  Through
                                                6/30/02                 12/31/01
NET ASSET VALUE
Beginning of period                              $ 8.73                  $ 10.00

Investment activities
  Net investment income (loss)                     0.04                     0.08

  Net realized and
  unrealized gain (loss)                         (1.21)                   (1.27)

  Total from
  investment activities                          (1.17)                   (1.19)

Distributions
  Net investment income                          (0.04)                   (0.08)

NET ASSET VALUE
End of period                                    $ 7.52                   $ 8.73
                                                 ------                   ------
Ratios/Supplemental Data
Total return(diamond)                          (13.43)%                 (11.82)%

Ratio of total expenses to
average net assets                               0.40%!                    0.40%

Ratio of net investment
income (loss) to average
net assets                                       1.04%!                    0.98%

Portfolio turnover rate                          61.5%!                    32.6%

Net assets, end of period
(in thousands)                                  $ 4,806                  $ 5,011

(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!  Annualized

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets
T. Rowe Price Equity Index 500 Portfolio
June 30, 2002 (Unaudited)
                                                 Shares                    Value
----------------------------------------------------------------------
                                                                    In thousands
Common Stocks 99.9%
CONSUMER DISCRETIONARY 13.5%
Auto Components 0.3%
Delphi                                              330                      $ 4

TRW                                                  60                        4

Johnson Controls                                     40                        3

Goodyear Tire & Rubber                              100                        2

Dana                                                 70                        1

Visteon                                              80                        1

Cooper Tire                                          40                        1

                                                                              16

Automobiles 0.8%
Ford Motor                                          950                       15

GM                                                  280                       15

Harley-Davidson                                     160                        8

                                                                              38

Hotels, Restaurants & Leisure 1.2%
McDonald's                                          680                       19

Carnival                                            310                        9

Yum! Brands *                                       180                        5

Starbucks *                                         190                        5

Marriott, Class A                                   120                        5

International Game Technology *                      60                        3

Starwood Hotels & Resorts
  Worldwide, REIT                                    90                        3

Harrah's Entertainment *                             60                        3

Darden Restaurants                                  105                        3

Hilton                                              180                        2

Wendys                                               50                        2

                                                                              59

Household Durables 0.6%
Newell Rubbermaid                                   130                        5

Fortune Brands                                       80                        4

Leggett & Platt                                     110                        3

Black & Decker                                       50                        2

Centex                                               40                        2

Stanley Works                                        50                        2

Whirlpool                                            30                        2

Pulte                                                30                        2

Maytag                                               40                        2

Snap-On                                              40                        1

KB Home                                              20                        1

American Greetings, Class A                          30                        1

                                                 Shares                    Value
----------------------------------------------------------------------
                                                                    In thousands

Tupperware                                           20                      $ 0

                                                                              27

Leisure Equipment & Products 0.3%
Mattel                                              230                        5

Eastman Kodak                                       160                        5

Hasbro                                               90                        1

Brunswick                                            40                        1

                                                                              12

Media 3.4%
Viacom, Class B *                                   910                       40

AOL Time Warner *                                 2,355                       35

Disney                                            1,030                       19

Comcast, Class A *                                  490                       12

Gannett                                             140                       11

Clear Channel Communications *                      310                       10

McGraw-Hill                                         110                        7

Tribune                                             150                        7

Interpublic Group                                   190                        5

Omnicom                                              90                        4

New York Times, Class A                              80                        4

Univision Communications, Class A *                 120                        4

Knight-Ridder                                        40                        2

Dow Jones                                            40                        2

TMP Worldwide *                                      70                        1

Meredith                                             30                        1

                                                                             164

Multiline Retail 4.2%
Wal-Mart                                          2,370                      130

Target                                              470                       18

Kohl's *                                            170                       12

Costco Wholesale *                                  240                        9

Sears                                               160                        9

May Department Stores                               160                        5

Federated Department Stores *                       110                        4

Family Dollar Stores                                100                        4

J.C. Penney                                         140                        3

Dollar General                                      160                        3

Big Lots                                             70                        2

Nordstrom                                            60                        1

Dillards, Class A                                    30                        1

                                                                             201

Specialty Retail 2.4%
Home Depot                                        1,210                       44

Lowe's                                              390                       18

The Limited                                         310                        7

T. Rowe Price Equity Index 500 Portfolio
June 30, 2002 (Unaudited)
                                                 Shares                    Value
----------------------------------------------------------------------
                                                                    In thousands

Best Buy *                                          180                      $ 7

GAP                                                 440                        6

TJX                                                 300                        6

Bed Bath & Beyond *                                 150                        6

Staples *                                           230                        4

AutoZone *                                           50                        4

Tiffany                                              90                        3

Office Depot *                                      160                        3

Radio Shack                                          80                        2

Sherwin-Williams                                     80                        2

Circuit City Stores                                 100                        2

Toys "R" Us *                                       100                        2

                                                                             116

Textiles, Apparel, & Luxury Goods 0.3%
Nike, Class B                                       150                        8

Jones Apparel Group *                                80                        3

V. F.                                                60                        2

Liz Claiborne                                        60                        2

Reebok *                                             40                        1

                                                                              16

Total Consumer Discretionary                                                 649

CONSUMER STAPLES 9.8%
Beverages 3.1%
Coca-Cola                                         1,300                       73

PepsiCo                                             902                       43

Anheuser-Busch                                      440                       22

Coca-Cola Enterprises                               220                        5

Pepsi Bottling Group                                150                        5

Brown-Forman, Class B                                30                        2

Coors, Class B                                       30                        2

                                                                             152

Food & Drug Retailing 1.3%
Walgreen                                            520                       20

Sysco                                               360                       10

Kroger *                                            410                        8

Safeway *                                           250                        7

CVS                                                 200                        6

Albertson's                                         200                        6

Supervalu                                            80                        2

Winn-Dixie                                           60                        1

                                                                              60

Food Products 1.7%
Unilever                                            300                       20

Sara Lee                                            400                        8

                                                 Shares                    Value
----------------------------------------------------------------------
                                                                    In thousands

ConAgra                                             290                      $ 8

General Mills                                       180                        8

Kellogg                                             220                        8

Heinz                                               180                        7

Wrigley                                             130                        7

Campbell Soup                                       220                        6

Archer-Daniels-Midland                              343                        4

Hershey Foods                                        60                        4

J.M. Smucker Company *                               13                        1

                                                                              81

Household Products 2.0%
Procter & Gamble                                    680                       61

Kimberly-Clark                                      260                       16

Colgate-Palmolive                                   300                       15

Clorox                                              110                        4

                                                                              96

Personal Products 0.6%
Gillette                                            560                       19

Avon                                                130                        7

Alberto Culver, Class B                              40                        2

                                                                              28

Tobacco 1.1%
Philip Morris                                     1,120                       49

UST                                                  90                        3

                                                                              52

Total Consumer Staples                                                       469

ENERGY 7.5%
Energy Equipment & Services 0.8%
Schlumberger                                        290                       14

Baker Hughes                                        170                        6

Transocean                                          160                        5

BJ Services *                                       100                        3

Halliburton                                         210                        3

Nabors Industries *                                  80                        3

Noble Drilling *                                     60                        2

Rowan                                                40                        1

                                                                              37

Oil & Gas 6.7%
Exxon Mobil                                       3,590                      147

Royal Dutch Petroleum ADR                         1,100                       61

ChevronTexaco                                       547                       48

Phillips Petroleum                                  196                       12

Conoco                                              330                        9

Anadarko Petroleum                                  140                        7

T. Rowe Price Equity Index 500 Portfolio
June 30, 2002 (Unaudited)
                                                 Shares                    Value
----------------------------------------------------------------------
                                                                    In thousands

Occidental Petroleum                                180                      $ 5

Apache                                               85                        5

Unocal                                              130                        5

Marathon Oil                                        170                        5

Devon Energy                                         80                        4

Burlington Resources                                 90                        3

Amerada Hess                                         40                        3

EOG Resources                                        70                        3

Kerr-McGee                                           40                        2

Ashland                                              40                        2

Sunoco                                               40                        1

                                                                             322

Total Energy                                                                 359

FINANCIALS 19.5%
Banks 7.2%
Bank of America                                     810                       57

Wells Fargo                                         870                       44

Wachovia                                            720                       27

Bank One                                            620                       24

U.S. Bancorp                                      1,007                       24

Fifth Third Bancorp                                 307                       20

Washington Mutual                                   495                       18

FleetBoston Financial                               540                       17

Bank of New York                                    370                       12

SunTrust                                            160                       11

National City                                       320                       11

BB&T                                                240                        9

PNC Financial Services Group                        150                        8

Mellon Financial                                    220                        7

KeyCorp                                             210                        6

Northern Trust                                      130                        6

Comerica                                             80                        5

Golden West Financial                                70                        5

SouthTrust                                          180                        5

Regions Financial                                   130                        5

Marshall & Ilsley                                   140                        4

Synovus Financial                                   150                        4

AmSouth                                             180                        4

Charter One Financial                               114                        4

First Tennessee National                            100                        4

Union Planters                                      105                        3

Huntington Bancshares                               120                        2

Zions Bancorp                                        40                        2

                                                                             348

                                                 Shares                    Value
----------------------------------------------------------------------
                                                                    In thousands
Diversified Financials 7.4%
Citigroup                                         2,670                    $ 103

Fannie Mae                                          520                       38

J.P. Morgan Chase                                 1,020                       35

American Express                                    690                       25

Morgan Stanley                                      570                       25

Freddie Mac                                         360                       22

Merrill Lynch                                       440                       18

MBNA                                                450                       15

Household International                             230                       11

Lehman Brothers                                     140                        9

Charles Schwab                                      710                        8

State Street                                        170                        8

Capital One Financial                               120                        7

SLM Corporation                                      70                        7

Franklin Resources                                  130                        6

Moody's                                             100                        5

Countrywide Credit                                   70                        3

Bear Stearns                                         50                        3

Stilwell Financial                                  130                        2

Providian Financial                                 150                        1

                                                                             351
Insurance 4.5%
American International Group                      1,371                       93

Allstate                                            360                       13

Marsh & McLennan                                    130                       12

MetLife                                             370                       11

AFLAC                                               270                        9

Hartford Financial Services Group                   130                        8

Chubb                                               100                        7

Progressive Corporation                             120                        7

John Hancock Financial Services                     170                        6

Loews                                               110                        6

XL Capital, Class A                                  60                        5

St. Paul Companies                                  120                        5

Lincoln National                                    110                        5

Cincinnati Financial                                 90                        4

ACE Limited                                         130                        4

Aon                                                 130                        4

MBIA                                                 65                        4

MGIC Investment                                      50                        3

AMBAC                                                50                        3

Jefferson Pilot                                      65                        3

UnumProvident                                       120                        3

Torchmark                                            70                        3

T. Rowe Price Equity Index 500 Portfolio
June 30, 2002 (Unaudited)
                                                 Shares                    Value
----------------------------------------------------------------------
                                                                    In thousands

SAFECO                                               70                      $ 2

Conseco *                                           240                        0

                                                                             220

Real Estate 0.4%
Equity Office Properties, REIT                      230                        7

Equity Residential, REIT                            130                        4

Simon Property Group, REIT                          100                        4

Plum Creek Timber                                   100                        3

                                                                              18

Total Financials                                                             937

HEALTH CARE 13.6%
Biotechnology 0.9%
Amgen *                                             540                       22

Immunex *                                           280                        6

Chiron *                                            110                        4

Biogen *                                             90                        4

MedImmune *                                         140                        4

Genzyme *                                           100                        2

                                                                              42

Health Care Equipment & Supplies 1.6%
Medtronic                                           640                       28

Baxter International                                300                       13

Boston Scientific *                                 210                        6

Stryker                                             110                        6

Guidant *                                           160                        5

Becton, Dickinson                                   140                        5

Biomet                                              150                        4

Zimmer Holdings *                                   103                        4

St. Jude Medical *                                   40                        3

Applied Biosystems Group - Applera                  110                        2

Waters Corporation *                                 70                        2

C. R. Bard                                           20                        1

Bausch & Lomb                                        30                        1

Viasys Healthcare *                                  11                        0

                                                                              80

Health Care Providers & Services 1.9%
UnitedHealth Group                                  160                       15

Cardinal Health                                     220                       14

HCA                                                 260                       12

Tenet Healthcare *                                  170                       12

Wellpoint Health Networks *                          90                        7

CIGNA                                                70                        7

McKesson HBOC                                       160                        5

                                                 Shares                    Value
----------------------------------------------------------------------
                                                                    In thousands

Aetna                                                90                      $ 4

AmerisourceBergen                                    40                        3

IMS Health                                          160                        3

HealthSouth *                                       210                        3

Health Management, Class A *                        130                        3

Humana *                                             90                        1

Manor Care *                                         60                        1

Quintiles Transnational *                            60                        1

                                                                              91
Pharmaceuticals 9.2%
Pfizer                                            3,320                      116

Johnson & Johnson                                 1,608                       84

Merck                                             1,190                       60

Wyeth                                               680                       35

Eli Lilly                                           600                       34

Abbott Laboratories                                 810                       31

Bristol-Myers Squibb                              1,010                       26

Pharmacia                                           680                       25

Schering-Plough                                     750                       18

Forest Laboratories *                                80                        6

Allergan                                             60                        4

King Pharmaceuticals *                              123                        3

Watson Pharmaceuticals *                             50                        1

                                                                             443

Total Health Care                                                            656

INDUSTRIALS & BUSINESS SERVICES 10.7%
Aerospace & Defense 2.0%
Boeing                                              430                       19

United Technologies                                 260                       18

Lockheed Martin                                     220                       15

Honeywell International                             430                       15

General Dynamics                                    100                       11

Raytheon                                            210                        9

Northrop Grumman                                     50                        6

Rockwell Collins                                     90                        2

Goodrich                                             40                        1

                                                                              96

Air Freight & Logistics 0.2%
Fedex *                                             160                        9

Ryder System                                         40                        1

                                                                              10

T. Rowe Price Equity Index 500 Portfolio
June 30, 2002 (Unaudited)
                                                 Shares                    Value
----------------------------------------------------------------------
                                                                    In thousands
Airlines 0.2%
Southwest Airlines                                  390                      $ 6

AMR *                                                70                        1

Delta                                                50                        1

                                                                               8

Building Products 0.2%
Masco                                               240                        6

American Standard *                                  40                        3

Crane                                                20                        1

                                                                              10

Commercial Services & Supplies 2.1%
First Data                                          460                       17

Automatic Data Processing                           330                       14

Cendant *                                           560                        9

Waste Management                                    320                        8

Concord EFS *                                       250                        8

Paychex                                             210                        7

Pitney Bowes                                        130                        5

H&R Block                                           110                        5

Cintas                                               90                        5

Apollo Group, Class A *                             100                        4

Fiserv *                                             90                        3

Avery Dennison                                       50                        3

Robert Half International *                         100                        2

Sabre Holdings, Class A *                            60                        2

R.R. Donnelley                                       70                        2

Equifax                                              70                        2

Convergys *                                          90                        2

Deluxe Corp.                                         30                        1

Allied Waste Industries *                            90                        1

Imagistics International *                            8                        0

                                                                             100

Construction & Engineering 0.0%
Fluor                                                40                        2

McDermott International *                            30                        0

                                                                               2

Electrical Equipment 0.3%
Emerson Electric                                    210                       11

Cooper Industries                                    50                        2

Rockwell Automation                                  90                        2

American Power Conversion *                         140                        2

Thomas & Betts *                                     20                        0

Power-One *                                          50                        0

                                                                              17

                                                 Shares                    Value
----------------------------------------------------------------------
                                                                    In thousands
Industrial Conglomerates 4.0%
GE                                                5,220                    $ 152

3M                                                  190                       23

Tyco International                                1,015                       14

Textron                                              60                        3

                                                                             192

Machinery 1.1%
Illinois Tool Works                                 160                       11

Caterpillar                                         180                        9

Deere                                               110                        5

Danaher                                              70                        5

Dover                                               120                        4

Ingersoll-Rand, Class A                              90                        4

Parker Hannifin                                      70                        3

PACCAR                                               75                        3

ITT Industries                                       40                        3

Eaton                                                30                        2

Pall                                                 60                        1

Cummins Engine                                       20                        1

Navistar                                             20                        1

EnPro Industries *                                    8                        0

                                                                              52

Road & Rail 0.5%
Union Pacific                                       140                        9

Burlington Northern Santa Fe                        190                        6

Norfolk Southern                                    210                        5

CSX                                                 120                        4

                                                                              24

Trading Companies & Distributors 0.1%
Genuine Parts                                       100                        4

W. W. Grainger                                       40                        2

                                                                               6

Total Industrials & Business Services                                        517

INFORMATION TECHNOLOGY 13.8%
Communications Equipment 2.0%
Cisco Systems *                                   3,790                       53

Motorola                                          1,160                       17

QUALCOMM *                                          380                       10

Lucent Technologies *                             1,810                        3

Nortel Networks *                                 2,000                        3

JDS Uniphase *                                      780                        2

Corning *                                           490                        2

Tellabs *                                           220                        1

T. Rowe Price Equity Index 500 Portfolio
June 30, 2002 (Unaudited)
                                                 Shares                    Value
----------------------------------------------------------------------
                                                                    In thousands

Scientific-Atlanta                                   70                      $ 1

ADC Telecommunications *                            440                        1

Comverse Technology *                               100                        1

Andrew *                                             60                        1

Avaya *                                             170                        1

CIENA *                                             170                        1

                                                                              97

Computers & Peripherals 3.2%
IBM                                                 890                       64

Dell Computer *                                   1,330                       35

Hewlett-Packard                                   1,617                       25

EMC *                                             1,170                        9

Sun Microsystems *                                1,700                        8

Lexmark International, Class A *                     80                        4

Apple Computer *                                    170                        3

Network Appliance *                                 180                        2

NCR *                                                50                        2

Palm *                                              450                        1

Gateway *                                           170                        1

                                                                             154

Electronic Equipment & Instruments 0.4%
Agilent Technologies *                              230                        5

Molex                                               110                        4

Solectron *                                         430                        3

Jabil Circuit *                                     110                        2

Sanmina-SCI *                                       260                        2

Thermo Electron *                                    80                        1

Tektronix *                                          60                        1

Symbol Technologies                                 120                        1

Millipore                                            30                        1

PerkinElmer                                          70                        1

                                                                              21

Internet Software & Services 0.1%
Yahoo! *                                            290                        4

                                                                               4

IT Consulting & Services 0.3%
Electronic Data Systems                             260                       10

Computer Sciences *                                  80                        4

Unisys *                                            170                        1

                                                                              15

Office Electronics 0.1%
Xerox *                                             410                        3

                                                                               3

                                                 Shares                    Value
----------------------------------------------------------------------
                                                                    In thousands
Semiconductor Equipment & Products 3.2%
Intel                                             3,530                     $ 64

Texas Instruments                                   890                       21

Applied Materials *                                 860                       16

Maxim Integrated Products *                         180                        7

Micron Technology *                                 310                        6

Analog Devices *                                    180                        5

Linear Technology                                   170                        5

Xilinx *                                            160                        4

KLA-Tencor *                                         80                        4

National Semiconductor *                            100                        3

Altera *                                            190                        3

Broadcom, Class A *                                 140                        2

Teradyne *                                          100                        2

Novellus Systems *                                   60                        2

Advanced Micro Devices *                            170                        2

LSI Logic *                                         180                        2

QLogic *                                             40                        2

NVIDIA *                                             80                        1

PMC-Sierra *                                         90                        1

Applied Micro Circuits *                            160                        1

Agere Systems, Class B *                            478                        1

Vitesse Semiconductor *                             100                        0

Agere Systems, Class A *                             19                        0

                                                                             154

Software 4.5%
Microsoft *                                       2,850                      156

Oracle *                                          2,890                       27

Intuit *                                            120                        6

Computer Associates                                 300                        5

VERITAS Software *                                  200                        4

Siebel Systems *                                    250                        4

Adobe Systems                                       120                        3

BMC Software *                                      140                        2

PeopleSoft *                                        150                        2

Compuware *                                         190                        1

Autodesk                                             80                        1

Mercury Interactive *                                40                        1

Rational Software *                                 100                        1

Novell *                                            220                        1

Citrix Systems *                                    100                        1

Parametric Technology *                             140                        0

                                                                             215

Total Information Technology                                                 663

T. Rowe Price Equity Index 500 Portfolio
June 30, 2002 (Unaudited)
                                                 Shares                    Value
----------------------------------------------------------------------
                                                                    In thousands
MATERIALS 3.2%
Chemicals 1.5%
DuPont                                              540                     $ 24

Dow Chemical                                        468                       16

Air Products and Chemicals                          130                        7

PPG Industries                                      100                        6

Rohm & Haas                                         100                        4

Praxair                                              70                        4

Ecolab                                               70                        3

International Flavors & Fragrances                   60                        2

Engelhard                                            60                        2

Sigma Aldrich                                        30                        1

Eastman Chemical                                     30                        1

Hercules *                                           70                        1

Great Lakes Chemical                                 20                        1

                                                                              72

Construction Materials 0.0%
Vulcan Materials                                     40                        2

                                                                               2

Containers & Packaging 0.2%
Pactiv *                                             90                        2

Sealed Air *                                         40                        2

Bemis                                                30                        1

Temple-Inland                                        20                        1

Ball                                                 20                        1

                                                                               7

Metals & Mining 0.9%
Alcoa                                               450                       15

Alcan                                               160                        6

Newmont Mining                                      210                        5

Barrick Gold                                        278                        5

Inco *                                              100                        2

Phelps Dodge                                         50                        2

Nucor                                                30                        2

Placer Dome                                         160                        2

Freeport McMoRan Copper Gold
  Class B *                                          90                        2

USX-U.S. Steel Group                                 60                        1

Allegheny Technologies                               40                        1

Worthington Industries                               30                        1

                                                                              44

Paper & Forest Products 0.6%
International Paper                                 260                       11

Weyerhaeuser                                        120                        8

MeadWestvaco                                        108                        4

                                                 Shares                    Value
----------------------------------------------------------------------
                                                                    In thousands

Georgia-Pacific                                     120                      $ 3

Boise Cascade                                        30                        1

Louisiana Pacific                                    50                        0

                                                                              27

Total Materials                                                              152

TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 3.8%
Verizon Communications                            1,410                       57

SBC Communications                                1,750                       53

BellSouth                                           990                       31

AT&T                                              2,020                       22

Alltel                                              170                        8

Sprint                                              450                        5

Qwest Communications International *                870                        2

Centurytel                                           80                        2

Citizens Communications *                           150                        1

                                                                             181

Wireless Telecommunication Services 0.2%
AT&T Wireless Group *                             1,387                        8

Sprint PCS *                                        510                        2

Nextel Communications, Class A *                    450                        2

                                                                              12

Total Telecommunication Services                                             193

TRUSTS & MUTUAL FUNDS 1.3%
Trusts & Mutual Funds 1.3%
S&P Depository Receipts Trust, Series 1*            630                       62

Total Trusts & Mutual Funds                                                   62

UTILITIES 3.0%
Electric Utilities 2.2%
Southern Company                                    350                        9

Dominion Resources                                  140                        9

Exelon                                              170                        9

TXU                                                 150                        8

American Electric Power                             170                        7

Progress Energy                                     110                        6

Entergy                                             130                        5

FirstEnergy                                         163                        5

Consolidated Edison                                 120                        5

FPL Group                                            80                        5

DTE Energy                                           90                        4

T. Rowe Price Equity Index 500 Portfolio
June 30, 2002 (Unaudited)
                                                 Shares                    Value
----------------------------------------------------------------------
                                                                    In thousands

Public Service Enterprise                            90                      $ 4

PG&E *                                              210                        4

CINergy                                             100                        4

XCEL Energy                                         210                        3

Constellation Energy Group                          100                        3

Edison International *                              170                        3

Reliant Energy                                      160                        3

Ameren                                               60                        2

Teco Energy                                          90                        2

PPL                                                  60                        2

Pinnacle West Capital                                50                        2

Allegheny Energy                                     70                        2

CMS Energy                                           70                        1

                                                                             107

Gas Utilities 0.4%
El Paso Corporation                                 281                        6

KeySpan                                              70                        3

Sempra Energy                                       110                        2

NiSource                                            110                        2

Kinder Morgan                                        50                        2

NICOR                                                20                        1

Peoples Energy                                       20                        1

                                                                              17

Multi-Utilities & Unregulated Power 0.4%
Duke Energy                                         420                       13

Williams Companies                                  280                        2

Mirant *                                            201                        2

AES *                                               270                        1

Calpine *                                           200                        1

Dynegy, Class A                                     170                        1

                                                                              20

Total Utilities                                                              144

Total Common Stocks (Cost $5,769)                                          4,801

                                                 Shares                    Value
----------------------------------------------------------------------
                                                                    In thousands
SHORT-TERM INVESTMENTS 0.0%
Money Market Fund 0.0%
T. Rowe Price Reserve Investment
  Fund, 1.95% #                                   1,000                        1

Total Short-Term Investments (Cost $1)                                         1

Total Investments in Securities
99.9% of Net Assets (Cost $5,770)                                        $ 4,802

Other Assets Less Liabilities                                                  4

NET ASSETS                                                               $ 4,806
                                                                         -------
Net Assets Consist of:
Undistributed net investment income (loss)                                   $ 2

Undistributed net realized gain (loss)                                     (270)

Net unrealized gain (loss)                                                 (968)

Paid-in-capital applicable to
638,945 shares of $0.0001 par
value capital stock outstanding;
1,000,000,000 shares of the
Corporation authorized                                                     6,042

NET ASSETS                                                               $ 4,806
                                                                         -------

NET ASSET VALUE PER SHARE                                                 $ 7.52
                                                                          ------


#  Seven-day yield

*  Non-income producing

ADR  American Depository Receipts

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Equity Index 500 Portfolio
In thousands
Unaudited
                                                             6 Months
                                                                Ended
                                                              6/30/02
Investment Income (Loss)
Income
  Dividend                                                       $ 36

  Interest                                                          1

  Total Income                                                     37

Investment management and
administrative expense                                             10

Net investment income (loss)                                       27

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                    (216)
  Futures              (11)

  Net realized gain (loss)                                      (227)

Change in net unrealized gain
(loss) on securities                                            (526)

Net realized and unrealized gain (loss)                         (753)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                        $ (726)
                                                             --------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Equity Index 500 Portfolio
In thousands
Unaudited

                                                             6 Months                 12/29/00
                                                                Ended                  Through
                                                              6/30/02                 12/31/01
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                                   $ 27                     $ 38
  Net realized gain (loss)                                      (227)                     (43)
  Change in net unrealized gain (loss)                          (526)                    (442)

  Increase (decrease) in net assets
  from operations                                               (726)                    (447)

Distributions to shareholders
  Net investment income                                          (26)                     (37)

Capital share transactions *
  Shares sold                                                   4,219                    6,051
  Distributions reinvested                                         26                       37
  Shares redeemed                                             (3,698)                    (593)

  Increase (decrease) in net assets
  from capital
  share transactions                                              547                    5,495

Net Assets
Increase (decrease) during period                               (205)                    5,011
Beginning of period                                             5,011                        -

End of period                                                 $ 4,806                  $ 5,011
                                                              -------                  -------
*Share information
  Shares sold                                                     497                      638
  Distributions reinvested                                          3                        4
  Shares redeemed                                               (435)                     (68)

  Increase (decrease) in shares outstanding                        65                      574

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Equity Index 500 Portfolio
June 30, 2002 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

  T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Equity Index 500 Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 29, 2000. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

  The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

  Valuation - Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

  Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

  Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

  Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

  Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

  Futures Contracts - During the six months ended June 30, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

  Other - Purchases and sales of portfolio securities, other than short-term securities, aggregated $2,105,000 and $1,571,000, respectively, for the six months ended June 30, 2002.

NOTE 3 - FEDERAL INCOME TAXES

  No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30. 2002.

  For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $17,000 of realized losses recognized for financial reporting purposes in 2001 were recognized for tax purposes on January 1, 2002. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of 2001, the fund had $26,000 of unused capital loss carryforwards, of which 26,000 expire in 2009.

  At June 30. 2002, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $5,770,000. Net unrealized loss aggregated $968,000 at period-end, of which $188,000 related to appreciated investments and $1,156,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

  The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2002, $10,000 was payable under the agreement.

  The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2002, totaled $1,000 and are reflected as interest income in the accompanying Statement of Operations.


T. Rowe Price Equity Index 500 Portfolio

About the Portfolio's Directors and Officers

  Your portfolio is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the portfolio's directors are independent of T. Rowe Price Associates, Inc. ("T. Rowe Price"); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the portfolio's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

Independent Directors

Name
(Date of Birth)              Principal Occupation(s) During Past 5 Years and
Year Elected*                Other Directorships of Public Companies

Calvin W. Burnett, Ph.D.     President, Coppin State College; Director,
(3/16/32)                    Provident Bank of Maryland
2001

Anthony W. Deering           Director, Chairman of the Board, President, and
(1/28/45)                    Chief Executive Officer, The Rouse Company, real
2001                         estate developers

Donald W. Dick, Jr.          Principal, EuroCapital Advisors, LLC, an
(1/27/43)                    acquisition and management advisory firm
1994

David K. Fagin               Director, Dayton Mining Corp. (6/98 to present),
(4/9/38)                     Golden Star Resources Ltd., and Canyon Resources
1994                         Corp. (5/00 to present); Chairman and President,
                             Nye Corp.

F. Pierce Linaweaver         President, F. Pierce Linaweaver & Associates,
(8/22/34)                    Inc., consulting environmental and civil engineers
2001

Hanne M. Merriman            Retail Business Consultant; Director, Ann Taylor
(11/16/41)                   Stores Corp., Ameren Corp., Finlay Enterprises,
1994                         Inc., The Rouse Company, and US Airways Group, Inc.

John G. Schreiber            Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                   a real estate investment company; Senior Advisor
2001                         and Partner, Blackstone Real Estate Advisors,
                             L.P.; Director, AMLI Residential Properties Trust,
                             Host Marriott Corp., and The Rouse Company

Hubert D. Vos                Owner/President, Stonington Capital Corp., a
(8/2/33)                     private investment company
1994

Paul M. Wythes               Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                    capital limited partnership, providing equity
1994                         capital to young high-technology companies
                             throughout the United States; Director, Teltone
                             Corp.

*Each independent director oversees 98 T. Rowe Price portfolios and serves until the election of a successor.

T. Rowe Price Equity Index 500 Portfolio

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price     Principal Occupation(s) During Past 5 Years
Portfolios Overseen]         and Other Directorships of Public Companies

John H. Laporte              Director, T. Rowe Price Group, Inc.; Vice
(7/26/45)                    President, T. Rowe Price
1994
[15]

James S. Riepe               Director and Vice President, T. Rowe Price; Vice
(6/25/43)                    Chairman of the Board, Director, and Vice
1994                         President, T. Rowe Price Group, Inc.;
[98]                         Chairman of the Board and Director, T. Rowe
                             Price Global Asset Management Limited, T. Rowe
                             Price Investment Services, Inc., T. Rowe Price
                             Retirement Plan Services, Inc., and T. Rowe Price
                             Services, Inc.; Chairman of the Board, Director,
                             President, and Trust Officer, T. Rowe Price Trust
                             Company; Director, T. Rowe Price International,
                             Inc., and T. Rowe Price Global Investment
                             Services Limited; Vice President, Equity Series

M. David Testa               Vice Chairman of the Board, Chief Investment
(4/22/44)                    Officer, Director, and Vice President, T. Rowe
1994                         Price Group, Inc.; Chief Investment Officer,
[98]                         Director, and Vice President, T. Rowe Price;
                             Director, T. Rowe Price Global Asset Management
                             Limited; Vice President and Director, T. Rowe
                             Price Trust Company; Director, T. Rowe Price
                             Global Investment Services Limited and T. Rowe
                             Price International, Inc.; President, Equity Series

*Each inside director serves until the election of a successor.

Officers

Name (Date of Birth)
Position(s) Held
With Fund                      Principal Occupations

Brian W.H. Berghuis            Vice President, T. Rowe Price and T. Rowe Price
(10/12/58)                     Group, Inc.
Executive Vice President,
Equity Series

Stephen W. Boesel              Vice President, T. Rowe Price, T. Rowe Price
(12/28/44)                     Group, Inc., and T. Rowe Price Trust Company
Vice President,
Equity Series

Joseph A. Carrier              Vice President, T. Rowe Price, T. Rowe Price
(12/30/60)                     Group, Inc., and T. Rowe Price Investment
Treasurer, Equity Series       Services, Inc.

Arthur B. Cecil III            Vice President, T. Rowe Price and T. Rowe Price
(9/15/42)                      Group, Inc.
Vice President,
Equity Series

Giri Devulapally               Vice President, T. Rowe Price and T. Rowe Price
(11/18/67)                     Group, Inc.
Vice President,
Equity Series

Anna M. Dopkin (9/5/67)        Vice President, T. Rowe Price and T. Rowe Price
Vice President,                Group, Inc.
Equity Series

Robert N. Gensler              Vice President, T. Rowe Price and T. Rowe Price
(10/18/57)                     Group, Inc.
Vice President,
Equity Series

Eric M. Gerster                Vice President, T. Rowe Price and T. Rowe Price
(3/23/71)                      Group, Inc.
Vice President,
Equity Series

Henry H. Hopkins               Director and Vice President, T. Rowe Price Group,
(12/23/42)                     Inc.; Vice President, T. Rowe Price, T. Rowe
Vice President,                Price International, Inc., and T. Rowe Price
Equity Series                  Retirement Plan Services, Inc.; Vice President
                               and Director, T. Rowe Price Investment Services,
                               Inc., T. Rowe Price Services, Inc., and T. Rowe
                               Price Trust Company

T. Rowe Price Equity Index 500 Portfolio

Officers (cont.)

Name (Date of Birth)
Title and Fund(s) Served       Principal Occupations

Kris H. Jenner (2/5/62)        Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President,      Group, Inc.
Equity Series

J. Jeffrey Lang (1/10/62)      Vice President, T. Rowe Price and T. Rowe Price
Vice President,                Trust Company
Equity Series

John D. Linehan (1/21/65)      Vice President, T. Rowe Price, T. Rowe Price
Vice President,                Group,Inc., and T. Rowe Price International, Inc.
Equity Series

Patricia B. Lippert            Assistant Vice President, T. Rowe Price and
(1/12/53)                      T. Rowe Price Investment Services, Inc.
Secretary, Equity Series

David S. Middleton             Vice President, T. Rowe Price, T. Rowe Price
(1/18/56)                      Group, Inc., and T. Rowe Price Trust Company
Controller, Equity Series

Joseph Milano (9/14/72)        Vice President, T. Rowe Price and T. Rowe Price
Vice President,                Group, Inc.
Equity Series

Larry J. Puglia, CFA           Vice President, T. Rowe Price and T. Rowe Price
(8/25/60)                      Group, Inc.
Executive Vice President,
Equity Series

Brian C. Rogers (6/27/55)      Director and Vice President, T. Rowe Price Group,
Executive Vice President,      Inc.; Vice President, T. Rowe Price and T. Rowe
Equity Series                  Price Trust Company

Robert W. Smith (4/11/61)      Vice President, T. Rowe Price, T. Rowe Price
Vice President,                Group, Inc., and T.Rowe Price International, Inc.
Equity Series

Michael F. Sola (7/21/69)      Vice President, T. Rowe Price and T. Rowe Price
Vice President,                Group, Inc.
Equity Series

William J. Stromberg,          Vice President, T. Rowe Price and T. Rowe Price
CFA (3/10/60)                  Group, Inc.
Vice President,
Equity Series

John F. Wakeman                Vice President, T. Rowe Price and T. Rowe Price
(11/25/62)                     Group, Inc.
Vice President,
Equity Series

Richard T. Whitney             Vice President, T. Rowe Price, T. Rowe Price
(5/7/58)                       Group, Inc., T. Rowe Price Trust Company, and
Executive Vice President,      T. Rowe Price International, Inc.
Equity Series

R. Candler Young               Assistant Vice President, T. Rowe Price
(9/28/71)
Vice President,
Equity Series

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

This report is authorized for distribution only to those who have received a copy of the portfolio's prospectus.

T. Rowe Price, Invest With Confidence
100 East Pratt Street
Baltimore, MD 21202

T. Rowe Price Investment Services, Inc., Distributor

TRP595 (6/02)
K15-233 6/30/02